TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

13 Trade and other receivables

Accounting policy

Trade and other receivables are carried at amortised cost, less any allowances for uncollectible amounts. They are included in current assets, except for maturities greater than 12 months after the balance sheet date when they are classified as non-current assets.

The Group manages credit risk through credit limits which require authorisation commensurate with the size of the limit and which are regularly reviewed. Credit limit decisions are made based on available financial information and the business case. Significant receivables are regularly reviewed and monitored at Group level. The Group has no significant concentration of credit risk, with exposure spread over a large number of customers and geographies. Furthermore, the Group’s principal customers are backed by government and public or private medical insurance funding, which historically represent a lower risk of default. The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable. The Group does not hold any collateral as security. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The Group performed the calculation of expected credit loss rates separately for customer groups which were segmented based on common risk characteristics such as credit risk grade and type of customer (such as government and non-government).

	2020	2019	2018
	$ million	$ million	$ million
Trade and other receivables due within one year
Trade receivables	982	1,141	1,166
Less: loss allowance	(71)	(59)	(62)
Trade receivables – net	911	1,082	1,104
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	24	26	37
Other receivables	100	124	107
Current tax receivable	95	21	–
Prepayments	81	75	69
	1,211	1,328	1,317
Due after more than one year
Other non-current assets	33	35	16
	1,244	1,363	1,333

Group financial statements continued

Notes to the Group accounts continued

13 Trade and other receivables continued

Other non-current assets primarily relate to long-term prepayments and contingent consideration. Trade receivables are classified as loans and receivables. Management considers that the carrying amount of trade and other receivables approximates the fair value. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The loss allowance relating to other receivables is de minimis.

Management have assessed the impact of COVID-19 on the expected credit loss allowance against trade receivables. Current and expected collection of trade receivables since the start of the COVID-19 pandemic has been reflected in country-specific expected credit loss models on a reasonable and supportable basis where possible, taking into account macroeconomic factors such as government support. In some instances, it was not possible to incorporate the specific effects of COVID-19 and macroeconomic factors on a reasonable and supportable basis. Where the effects of COVID-19 could not be reflected in expected credit loss models, further adjustments to the models were considered. These adjustments were based on the most recent information on the expected recoverability of trade receivable balances. The Group’s expected credit loss allowance increased from $59m at 31 December 2019 to $71m at 31 December 2020. The loss allowance expense for the year was $25m (2019: $15m, 2018: $14m).

The following table provides information about the ageing of and expected credit losses for trade receivables:

	2020 Weighted average loss rate	2020 Loss allowance	2020 Gross carrying amount	2019 Gross carrying amount	2018 Gross carrying amount
	%	$ million	$ million	$ million	$ million
Not past due	-0.4%	(2)	510	681	647
Past due not more than 3 months	-0.9%	(2)	220	190	271
Past due more than 3 months	-4.5%	(4)	88	85	78
Past due more than 6 months	-38.4%	(63)	164	185	170
		(71)	982	1,141	1,166
Loss allowance			(71)	(59)	(62)
Trade receivables – net			911	1,082	1,104

The Group’s expected credit loss accounting policy includes guidance on how the expected credit loss percentages should be determined; it does not include preset limits as the customer groups and risk profiles are not consistent across all of our markets. Each market determines their own percentages based on historic experience and future expectations, and in-line with the general guidance in the Group’s policy.

Movements in the loss allowance were as follows:

	2020	2019	2018
	$ million	$ million	$ million
At 31 December in prior year	59	62	69
Adjustment on initial application of IFRS 9			14
Adjusted balance at 1 January	59	62	83
Exchange adjustment	1	(1)	(3)
Reclassification[1]	–	–	(8)
Acquisitions	–	9	–
Net receivables provided during the year	25	15	14
Utilisation of provision	(14)	(26)	(24)
At 31 December	71	59	62

1 On transition to IFRS 9, the Group reclassified a credit note provision from the loss allowance to gross trade receivables.

Trade receivables include amounts denominated in the following major currencies:

	2020	2019	2018
	$ million	$ million	$ million
US Dollar	380	493	527
Sterling	34	41	45
Euro	198	211	201
Other	299	337	331
Trade receivables – net	911	1,082	1,104